Taxes (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Components of the provision for income taxes by geographic operation and by taxing jurisdiction
Provision for Income Taxes	$ 5,298	$ 5,148	$ 4,890
U.S. Operations
Components of the provision for income taxes by geographic operation and by taxing jurisdiction
Provision for Income Taxes	2,582	2,141	2,000
Non-U.S. operations
Components of the provision for income taxes by geographic operation and by taxing jurisdiction
Provision for Income Taxes	$ 2,716	$ 3,007	$ 2,890